Investment Securities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Investments, Debt and Equity Securities [Abstract]
Summary of Amortized Cost, Gross Unrealized Gains and Losses, and Fair Value of Investment Securities Available for Sale
The amortized cost, gross unrealized gains and losses, and fair value of investment securities available for sale are summarized as follows:

	June 30, 2022
(In Thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Available for Sale:
Small Business Administration loan pools	$706	$—	$(13)	$693
Obligations of state and political subdivisions	44,389	50	(3,446)	40,993
Mortgage-backed securities in government-sponsored entities	46,847	3	(2,780)	44,070

	$91,942	$53	$(6,239)	$85,756

Held to Maturity:
Corporate debentures	$9,993	$—	$(241)	$9,752
Structured mortgage-backed securities	18,823	—	(285)	18,538
	$28,816	$—	$(526)	$28,290

	December 31, 2021
(In Thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Available for Sale:
Small Business Administration loan pools	$1,099	$—	$(15)	$1,084
Obligations of state and political subdivisions	46,115	2,405	(38)	48,482
Mortgage-backed securities in government-sponsored entities	54,239	382	(404)	54,217

	$101,453	$2,787	$(457)	$103,783

The amortized cost, gross unrealized gains and losses, and fair value of investment securities available for sale are summarized as follows:

	December 31, 2021
(In Thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Available for Sale:
Small Business Administration loan pools	$1,099	$—	$(15)	$1,084
Obligations of state and political subdivisions	46,115	2,405	(38)	48,482
Mortgage-backed securities in government-sponsored entities	54,239	382	(404)	54,217

Total available-for-sale securities	$101,453	$2,787	$(457)	$103,783

	December 31, 2020
(In Thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Available for Sale:
Small Business Administration loan pools	$7,835	$198	$(39)	$7,994
Obligations of state and political subdivisions	49,167	2,895	(3)	52,059
Mortgage-backed securities in government-sponsored entities	64,406	1,068	(80)	65,394

Total available-for-sale securities	$121,408	$4,161	$(122)	$125,447

Summary of Gross Unrealized Losses and Fair Value
The following tables show the Company’s gross unrealized losses and fair value, aggregated by investment category and length of time the individual debt securities have been in a continuous unrealized loss position.

	June 30, 2022
	Less Than Twelve Months		Twelve Months or Greater		Total
(In Thousands)	Fair Value	Gross Unrealized Loss	Fair Value	Gross Unrealized Loss	Fair Value	Gross Unrealized Loss

Available for Sale:
Small Business Administration loan pools	$—	$—	$693	$(13)	$693	$(13)
Obligations of state and political subdivisions	35,196	(3,326)	313	(120)	35,509	(3,446)
Mortgage-backed securities in government-sponsored entities	32,614	(1,808)	10,603	(972)	43,217	(2,780)

	$67,810	$(5,134)	$11,609	$(1,105)	$79,419	$(6,239)

Held to Maturity:
Corporate debentures	$9,752	$(241)	$—	$—	$9,752	$(241)
Structured mortgage-backed securities	18,538	(285)	—	—	18,538	(285)
	$28,290	$(526)	$—	$—	$28,290	$(526)

	December 31, 2021
	Less Than Twelve Months		Twelve Months or Greater		Total
(In Thousands)	Fair Value	Gross Unrealized Loss	Fair Value	Gross Unrealized Loss	Fair Value	Gross Unrealized Loss

Available for Sale:
Small Business Administration loan pools	$—	$—	$1,084	$(15)	$1,084	$(15)
Obligations of state and political subdivisions	3,189	(38)	—	—	3,189	(38)
Mortgage-backed securities in government-sponsored entities	23,420	(266)	4,687	(102)	28,107	(368)

	$26,609	$(304)	$5,771	$(117)	$32,380	$(421)

The following tables show the Company’s gross unrealized losses and fair value, aggregated by investment category and length of time the individual debt securities have been in a continuous unrealized loss position.

	December 31, 2021
	Less Than Twelve Months		Twelve Months or Greater		Total
(In Thousands)	Fair Value	Gross Unrealized Loss	Fair Value	Gross Unrealized Loss	Fair Value	Gross Unrealized Loss
Available for Sale:
Small Business Administration loan pools	$—	$—	$1,084	$(15)	$1,084	$(15)
Obligations of state and political subdivisions	3,189	(38)	—	—	3,189	(38)
Mortgage-backed securities in government-sponsored entities	23,420	(266)	4,687	(102)	28,107	(368)

Total available-for-sale securities	$26,609	$(304)	$5,771	$(117)	$32,380	$(421)

	December 31, 2020
	Less Than Twelve Months		Twelve Months or Greater		Total
(In Thousands)	Fair Value	Gross Unrealized Loss	Fair Value	Gross Unrealized Loss	Fair Value	Gross Unrealized Loss
Available for Sale:
Small Business Administration loan pools	$2,059	$(9)	$1,539	$(30)	$3,598	$(39)
Obligations of state and political subdivisions	557	(3)	—	—	557	(3)
Mortgage-backed securities in government-sponsored entities	12,245	(80)	—	—	12,245	(80)
Total available-for-sale securities	$14,861	$(92)	$1,539	$(30)	$16,400	$(122)

Summary of Amortized Cost and Fair Value by Contractual Maturity
As of June 30, 2022, amortized cost and fair value by contractual maturity, where applicable, are shown below. Actual maturities may differ from contractual maturities because the borrower may have the right to prepay obligations with or without penalty.

	Available for Sale Securities		Held to Maturity Securities
(In Thousands)	Amortized Cost	Fair Value	Amortized Cost	Fair Value

Due within one year	$95	$95	$—	$—
Due after one year through five years	5,554	5,535	3,000	2,965
Due after five years through ten years	11,983	11,532	6,993	6,787
Due after ten years	29,872	26,757	—	—
Mortgage-backed securities and Collateralized Mortgage Obligations	44,438	41,837	18,823	18,538

	$91,942	$85,756	$28,816	$28,290

Amortized cost and fair value by contractual maturity, where applicable, are shown below. Actual maturities may differ from contractual maturities because the borrower may have the right to prepay obligations with or without penalty.

	December 31, 2021
(In Thousands)	Amortized Cost	Fair Value
Available for Sale:
Due within one year	$1,195	$1,200
Due after one year through five years	5,442	5,593
Due after five years through ten years	12,006	12,400
Due after ten years	28,571	30,373
Mortgage-backed securities and Collateralized Mortgage Obligations	54,239	54,217

	$101,453	$103,783

Schedule of Realized Gain (Loss) [Table Text Block]

(In Thousands)	For the Three Months Ended June 30,	For the Six Months Ended June 30,
	2022	2022

Proceeds	$—	$513
Gross gains	—	13
Gross losses	—	—

Net gain	$—	$13

The following table summarizes sales of debt securities:

	For the Year Ended December 31,
(In Thousands)	2021	2020
Proceeds	$11,371	$5,706
Gross gains	127	221
Gross losses	(53)	(111)

Net gain	$74	$110